Offerings - Offering: 1	Dec. 05, 2025 USD ($) shares
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Equity
Security Class Title	Common stock, par value $0.0001 per share
Amount Registered | shares	1,952,565
Proposed Maximum Offering Price per Unit	236.28
Maximum Aggregate Offering Price	$ 461,352,058.20
Fee Rate	0.01381%
Amount of Registration Fee	$ 63,712.72
Offering Note	Pursuant to Rule 416 under the Securities Act of 1933, as amended (the "Securities Act"), this registration statement also covers such an indeterminate number of additional shares of common stock of the registrant as may become issuable upon stock splits, stock dividends and similar events. The registrant is hereby registering 1,952,565 shares of its common stock for resale comprised of: (i) 1,127,982 shares ("Consideration Shares") of the Company's common stock beneficially owned by the Selling Stockholders at the closing of the transactions contemplated by the Merger Agreement, described in the prospectus, and (ii) an estimated 824,583 additional shares that may become issuable to the Selling Stockholders after the closing of the transactions pursuant to the Merger Agreement (the "Potentially Issuable Shares"), consisting of the Adjustment Escrow Shares, the Milestone Shares, the Surplus Shares and the Price Protection Shares, as described in the prospectus. The number of Potentially Issuable Shares is based on a good faith estimate of the number of shares issuable pursuant to the Merger Agreement within the next three years, and such amount is not an indication or prediction of how many of such shares will ultimately be issued, because the actual number of shares issuable depends on a variety of factors, including whether there are any post-closing adjustments to the purchase price, the actual number of shares released from escrow, the future trading price of the Company's common stock, the prices and volumes at which shares may be resold within the specified price protection period and whether certain milestones are achieved, among other things. Estimated solely for the purpose of calculating the registration fee, based on the average of the high and low prices of the shares of common stock of the registrant on The Nasdaq Global Select Market on December 2, 2025, which was $236.28 (such date being within five business days of the date that this registration statement was filed with the U.S. Securities and Exchange Commission, in accordance with Rule 457(c) under the Securities Act).